December 30, 2011

Via EDGAR

Mr. Howie Hallock
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Dear Mr. Hallock,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).

The Amendment to the Registrant’s Registration Statement is being filed as an annual update for the Registrant’s series with an October 31 fiscal year end and to add Classes R-1, R-2, R-3, R-4, and R-5 shares to an existing series, the International Value Fund I (which on February 29, 2012 will change its name to the Overseas Fund).  The Registrant has also had sub-advisor changes on some series since the last annual update.

The Amendment consists of the following:  (1) Facing Page of the Registration Statement, (2) Part A of the Registration Statement (four separate prospectuses:  (a) Classes A, B, C and P; (b) Class J; (c) Institutional Class; and (d) Classes R-1, R-2, R-3, R-4, and R-5), (3) Part B of the Registration Statement (a Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end), (4) Part C, and (5) signature pages.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense and performance information, 5% and 25% ownership information, and portfolio manager disclosure.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing.  In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an August 31 fiscal year end.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel, Registrant